Condensed Consolidated Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]		Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Additional Paid-in Capital [Member]	Warrant [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 108,000			$ 252,561,000	$ 10,401,000	$ (232,153,000)	$ 30,917,000
Balance, shares at Dec. 31, 2020	48,187,463
Net loss						(29,920,000)	(29,920,000)
Issuance of ordinary shares		[1]
Issuance of ordinary shares, shares	28,334
Issuance of ordinary shares and warrants, net of issuance costs of $2.2 million	$ 27,000			30,925,000			30,952,000
Issuance of ordinary shares, net of issuance costs of $2.2 million, shares	8,971,790
Exercised warrants	$ 36,000			20,974,000	(4,347,000)		16,663,000
Exercised warrants, shares	11,523,997
Expired warrants				2,927,000	(2,927,000)
Issuance of ordinary shares subject to possible redemption			$ 1,598,000
Issuance of ordinary shares subject to possible redemption, shares			615,366
Share-based compensation				1,968,000			1,968,000
Balance at Dec. 31, 2021	$ 171,000		$ 1,598,000	309,355,000	3,127,000	(262,073,000)	50,580,000
Balance, shares at Dec. 31, 2021	68,711,584		615,366
Net loss						(19,862,000)	(19,862,000)
Expired warrants				3,127,000	(3,127,000)
Reclassification of redemption shares into ordinary shares	$ 2,000		$ (1,598,000)	1,596,000			1,598,000
Reclassification of redemption shares into ordinary shares, shares	615,366		(615,366)
Share based compensation to employees		[2]		2,058,000			2,058,000
Share-based compensation to employees and servicve provider, share	21,989
Balance at Jun. 30, 2022	$ 173,000			316,136,000		(281,935,000)	34,374,000
Balance, shares at Jun. 30, 2022	69,348,939
Balance at Dec. 31, 2021	$ 171,000		$ 1,598,000	309,355,000	3,127,000	(262,073,000)	50,580,000
Balance, shares at Dec. 31, 2021	68,711,584		615,366
Net loss						(32,304,000)	(32,304,000)
Issuance of ordinary shares and warrants, net of issuance costs of $2.2 million							5,000,000
Expired warrants				3,127,000	(3,127,000)
Reclassification of redemption shares into ordinary shares	$ 2,000		$ (1,598,000)	1,596,000			1,598,000
Reclassification of redemption shares into ordinary shares, shares	615,366		(615,366)
Share based compensation to employees				2,555,000			2,555,000
Share-based compensation to employees and servicve provider, share	34,258
Employee exercise of stock options	$ 1,000			21,000			$ 22,000
Employee erercise of stock options, shares	388,909						388,909
Balance at Dec. 31, 2022	$ 174,000			316,654,000		(294,377,000)	$ 22,451,000
Balance, shares at Dec. 31, 2022	69,750,117
Balance at Mar. 31, 2022	$ 173,000			311,999,000	3,127,000	(272,501,000)	42,798,000
Balance, shares at Mar. 31, 2022	69,337,312
Net loss						(9,434,000)	(9,434,000)
Expired warrants				3,127,000	(3,127,000)
Share based compensation to employees		[3]		1,010,000			1,010,000
Share-based compensation to employees and servicve provider, share	11,627
Balance at Jun. 30, 2022	$ 173,000			316,136,000		(281,935,000)	34,374,000
Balance, shares at Jun. 30, 2022	69,348,939
Balance at Dec. 31, 2022	$ 174,000			316,654,000		(294,377,000)	22,451,000
Balance, shares at Dec. 31, 2022	69,750,117
Net loss						(3,513,000)	(3,513,000)
Issuance of ordinary shares	$ 1,000						1,000
Issuance of ordinary shares, shares	750,000
Issuance of ordinary shares and warrants, net of issuance costs of $2.2 million							5,000,000
Share based compensation to employees				298,000			298,000
Balance at Jun. 30, 2023	$ 175,000			316,952,000		(297,890,000)	19,237,000
Balance, shares at Jun. 30, 2023	70,500,117
Balance at Mar. 31, 2023	$ 174,000			316,741,000		(297,016,000)	19,899,000
Balance, shares at Mar. 31, 2023	69,750,117
Net loss						(874,000)	(874,000)
Issuance of ordinary shares	$ 1,000						1,000
Issuance of ordinary shares, shares	750,000
Share based compensation to employees				211,000			211,000
Balance at Jun. 30, 2023	$ 175,000			$ 316,952,000		$ (297,890,000)	$ 19,237,000
Balance, shares at Jun. 30, 2023	70,500,117

[1]	Amount less than $1 thousand
[2]	Less than $1
[3]	Less than $1